CONTINGENT ASSETS & LIABILITIES	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
CONTINGENT ASSETS & LIABILITIES
CONTINGENT ASSETS & LIABILITIES
Brookfield Infrastructure, including its associates, had bank and customs guarantees and letters of credit outstanding to third parties totaling $195 million (2017: $182 million). These guarantees are generally supported by cash on deposit with banks.
Our partnership and its subsidiaries are contingently liable with respect to litigation and claims that arise in the normal course of operations.